Common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares Details
Beginning Balance, Sahres	34,757,396	30,826,796	30,726,796
Beginning Balance, Amount	53,756,247	52,031,435	51,934,360
Issued through private placement financings, net of issue costs, Shares	4,258,005	3,200,600
Issued through private placement financings, net of issue costs, Amount	2,886,024	1,487,827
Value attributed to warrants issued in the private placement financing, Shares
Value attributed to warrants issued in the private placement financing, Amount	(409,143)	(329,826)
Issued on exercise of stock options, Shares	75,000	30,000	100,000
Issued on exercise of stock options, Amount	47,250	18,900	54,518
Issued on exercise of warrants, Shares	464,558	700,000
Issued on exercise of warrants, Amount	278,760	420,000
Transfer from contributed surplus upon exercise of stock options and warrants, Shares
Transfer from contributed surplus upon exercise of stock options and warrants, Amount	64,108	127,911	42,557
Ending Balance, Shares	39,554,959	34,757,396	30,826,796
Ending Balance, Amount	56,623,246	53,756,247	52,031,435